Commitments and Contingencies - Narrative (Details)		12 Months Ended
		Dec. 31, 2016 USD ($) a railcar	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Feb. 16, 2015	Jan. 15, 2015	Aug. 19, 2013	Feb. 07, 2012
Long-term Purchase Commitment [Line Items]
Payments for non-delivery of minimum annual sand volumes		$ 0
Payments to fund PropX	[1]	10,232,000	$ 0	[2]	$ 0	[2],[3]
Royalty expense		6,725,000	13,660,000		15,969,000
Synthetic mineral rights acquired		$ 597,432,000	560,757,000
Number of properties under property value guaranty							11	31	27	24
Property value guarantees, sale period threshold		180 days
Property value guaranty purchases		$ 1,572,000
Rail car rental expense		$ 28,597,000	$ 22,027,000		$ 10,438,000
Expected number of additional leased railcars | railcar		700
Reduced annual minimum operating lease payments		$ 1,300,000
Proppant Express Investments, LLC
Long-term Purchase Commitment [Line Items]
Lease expense, related party		$ 124,000
Bridge Creek and Lincoln Mining Agreement
Long-term Purchase Commitment [Line Items]
Property value guarantees, number of acres threshold | a		10
Springfield and Preston Land Use Agreements
Long-term Purchase Commitment [Line Items]
Property value guarantees, number of acres threshold | a		20
Mining Properties and Mineral Rights
Long-term Purchase Commitment [Line Items]
Total amount to terminate royalty agreements		$ 6,750,000
First payment to acquire mineral rights		3,375,000
Synthetic mineral rights acquired		6,750,000
Proppant Express Investments, LLC
Long-term Purchase Commitment [Line Items]
Maximum amount committed to equity method investment		$ 17,400,000
Maximum term to provide additional funds to equity method investment		18 months
Payments to fund PropX		$ 10,232,000
Minimum
Long-term Purchase Commitment [Line Items]
Initial term of contracted minimum sand volumes		3 years
Maximum
Long-term Purchase Commitment [Line Items]
Initial term of contracted minimum sand volumes		6 years

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.